Atlantic Acquisition (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 15, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Apr. 15, 2021 CAD ($) Share shares	Apr. 15, 2021 USD ($) Share shares
Disclosure of detailed information about business combination [line items]
Impairment of goodwill		$ 13,330,028
Atlantic Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%	100.00%
Consideration paid, shares | Share			1,000,000	1,000,000
Consideration paid, value			$ 23,300,000	$ 18,600,000
Common shares allocated to holdback | shares		200,000	200,000	200,000
Term loans payable		$ 10,978,065	$ 13,639,249	$ 10,978,065
Transaction costs	$ 83,197